Eaton Vance

Global Small-Cap Equity Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Australia — 3.6%
Bapcor, Ltd.	63,164	$283,233
Bravura Solutions, Ltd.	68,784	205,183
carsales.com, Ltd.	16,003	209,209
Dexus	19,011	115,404
Northern Star Resources, Ltd.	7,505	85,180
OZ Minerals, Ltd.	6,814	66,136
Steadfast Group, Ltd.	39,684	95,196
Westgold Resources, Ltd.(1)	59,792	102,798

		$1,162,339

Austria — 0.8%
BAWAG Group AG(1)(2)	6,739	$247,398

		$247,398

Canada — 2.6%
Boyd Group Services, Inc.	1,058	$154,492
Keyera Corp.	4,269	64,890
Killam Apartment Real Estate Investment Trust	9,947	129,216
Kirkland Lake Gold, Ltd.	2,476	135,219
Lundin Mining Corp.	6,513	36,468
Pan American Silver Corp.	2,077	77,609
Seven Generations Energy, Ltd., Class A(1)	18,392	50,393
TMX Group, Ltd.	1,949	199,229

		$847,516

China — 0.8%
China Meidong Auto Holdings, Ltd.	94,498	$264,113

		$264,113

France — 0.4%
Rubis SCA	2,384	$112,458

		$112,458

Germany — 1.6%
AIXTRON SE(1)	11,418	$140,011
Bechtle AG	948	184,502
LEG Immobilien AG(1)	1,188	165,651
Salzgitter AG(1)	943	12,803

		$502,967

Ireland — 0.4%
Kingspan Group PLC	1,650	$118,371

		$118,371

Security	Shares	Value
Israel — 0.4%
Amot Investments, Ltd.	26,445	$128,794

		$128,794

Italy — 3.9%
Amplifon SpA(1)	8,080	$276,610
Banca Farmafactoring SpA(1)(2)	39,423	223,813
DiaSorin SpA	931	183,640
FinecoBank Banca Fineco SpA(1)	11,599	169,087
Interpump Group SpA	6,401	210,483
MARR SpA(1)	6,154	91,403
Moncler SpA(1)	2,796	108,099

		$1,263,135

Japan — 11.1%
Chiba Bank, Ltd. (The)	18,000	$82,473
FP Corp.	1,863	150,777
Fukuoka Financial Group, Inc.	5,849	85,065
Invesco Office J REIT, Inc.	929	109,602
Itochu Techno-Solutions Corp.	4,650	188,859
J. Front Retailing Co., Ltd.	20,996	121,415
Japan Hotel REIT Investment Corp.	296	107,371
Kewpie Corp.	5,597	99,624
Kose Corp.	1,295	131,165
Kuraray Co., Ltd.	14,713	144,064
Kyoritsu Maintenance Co., Ltd.	3,854	106,820
Lion Corp.	5,611	145,844
Makita Corp.	4,056	155,866
Mitsui Fudosan Logistics Park, Inc.	38	207,399
Miura Co., Ltd.	4,478	170,269
Morinaga & Co., Ltd.	2,800	101,512
Nabtesco Corp.	6,323	192,369
Nohmi Bosai, Ltd.	10,113	195,019
Nomura Co., Ltd.	13,662	87,318
OSG Corp.	9,020	122,907
Penta-Ocean Construction Co., Ltd.	40,009	210,305
Sankyu, Inc.	3,504	120,815
Ship Healthcare Holdings, Inc.	4,322	186,072
Sumco Corp.	10,225	158,641
Yamaha Corp.	3,610	166,445

		$3,548,016

Luxembourg — 0.2%
APERAM SA	1,657	$47,199

		$47,199

Netherlands — 1.6%
Aalberts NV	6,851	$244,664
IMCD NV	2,634	272,376

		$517,040

Security	Shares	Value
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	7,252	$173,717

		$173,717

Norway — 0.8%
Entra ASA(2)	14,346	$202,521
TGS NOPEC Geophysical Co. ASA	3,037	45,207

		$247,728

Sweden — 2.0%
AddTech AB, Class B	5,767	$270,331
Boliden AB	4,039	110,298
Indutrade AB(1)	5,202	263,457

		$644,086

Switzerland — 1.1%
Belimo Holding AG	24	$190,660
Galenica AG(2)	2,360	174,729

		$365,389

United Kingdom — 9.7%
Abcam PLC	12,491	$210,566
Avast PLC(2)	23,779	178,288
Cairn Energy PLC(1)	31,086	48,355
Cranswick PLC	3,919	182,532
Dechra Pharmaceuticals PLC	6,562	244,194
Diploma PLC	9,043	214,113
First Derivatives PLC	3,180	111,582
Games Workshop Group PLC	2,106	241,725
Grainger PLC	32,530	123,363
Halma PLC	10,245	290,997
Howden Joinery Group PLC	27,705	176,798
Judges Scientific PLC	2,604	174,183
Lancashire Holdings, Ltd.	14,667	148,461
Nomad Foods, Ltd.(1)	13,784	317,859
Royalty Pharma PLC, Class A(1)	1,069	46,020
Spirax-Sarco Engineering PLC	1,202	160,629
St. James’s Place PLC	19,245	235,379

		$3,105,044

United States — 55.7%
ACI Worldwide, Inc.(1)	14,340	$384,169
Addus HomeCare Corp.(1)	2,117	204,100
Alliant Energy Corp.	6,002	323,208
Altair Engineering, Inc., Class A(1)	7,836	315,791
Amedisys, Inc.(1)	1,022	239,312
AMETEK, Inc.	3,606	336,259
Applied Industrial Technologies, Inc.	3,287	207,475
Asbury Automotive Group, Inc.(1)	1,002	100,350
Autoliv, Inc.	1,549	100,731
AZEK Co., Inc. (The)(1)	2,454	84,663
Balchem Corp.	1,876	188,088
Ball Corp.	2,735	201,378
Black Knight, Inc.(1)	3,362	251,881
Brunswick Corp.	2,546	170,531
CBIZ, Inc.(1)	10,671	258,025

Security	Shares	Value
CDK Global, Inc.	5,324	$242,029
Chemed Corp.	531	261,353
Choice Hotels International, Inc.	721	60,593
CMS Energy Corp.	6,186	397,017
Cohen & Steers, Inc.	2,114	127,221
Columbia Sportswear Co.	962	72,958
Commerce Bancshares, Inc.	3,025	173,212
Community Bank System, Inc.	3,488	196,130
Cooper Cos., Inc. (The)	485	137,221
CubeSmart	10,642	315,748
Dana, Inc.	8,397	95,978
Deckers Outdoor Corp.(1)	373	78,050
Diamondback Energy, Inc.	2,838	113,123
Dorman Products, Inc.(1)	2,473	202,168
EastGroup Properties, Inc.	3,019	400,501
Emergent BioSolutions, Inc.(1)	2,871	319,370
Envestnet, Inc.(1)	4,025	326,830
Envista Holdings Corp.(1)	6,783	148,344
Equity LifeStyle Properties, Inc.	3,897	266,243
Euronet Worldwide, Inc.(1)	3,330	320,146
F5 Networks, Inc.(1)	1,397	189,852
First American Financial Corp.	1,836	93,654
First Citizens BancShares, Inc., Class A	468	199,307
First Republic Bank	1,172	131,827
Five Below, Inc.(1)	945	102,920
Flowers Foods, Inc.	6,890	156,748
Haemonetics Corp.(1)	3,192	279,811
Healthcare Realty Trust, Inc.	9,401	275,449
Herman Miller, Inc.	4,038	94,610
Hexcel Corp.	6,805	253,827
Horace Mann Educators Corp.	4,414	165,878
ICU Medical, Inc.(1)	1,334	245,096
Jazz Pharmaceuticals PLC(1)	1,463	158,370
K12, Inc.(1)	3,379	154,724
Kansas City Southern	1,426	245,058
Kirby Corp.(1)	2,851	131,830
Lancaster Colony Corp.	607	96,264
Landstar System, Inc.	2,087	254,155
LHC Group, Inc.(1)	1,437	280,373
Ligand Pharmaceuticals, Inc.(1)	1,452	170,145
Lithia Motors, Inc., Class A	1,126	258,023
Mercury Systems, Inc.(1)	3,549	274,799
Middleby Corp.(1)	1,989	165,206
Mueller Water Products, Inc., Class A	35,580	360,070
National Retail Properties, Inc.	6,848	242,762
National Vision Holdings, Inc.(1)	7,760	248,242
nCino, Inc.(1)	668	52,839
NewMarket Corp.	546	204,646
NIC, Inc.	12,297	269,550
ONE Gas, Inc.	3,029	229,295
PDC Energy, Inc.(1)	3,730	53,190
Performance Food Group Co.(1)	3,736	104,683
Polaris, Inc.	1,244	128,916
R1 RCM, Inc.(1)	18,545	253,510
RealPage, Inc.(1)	7,534	474,717
Rexford Industrial Realty, Inc.	7,315	343,293

Security	Shares	Value
RLI Corp.	2,765	$243,679
Selective Insurance Group, Inc.	3,043	165,357
ServiceMaster Global Holdings, Inc.(1)	9,664	395,161
Silicon Laboratories, Inc.(1)	1,742	175,088
Stock Yards Bancorp, Inc.	5,256	205,457
Tandem Diabetes Care, Inc.(1)	1,058	110,519
Teleflex, Inc.	725	270,497
Tradeweb Markets, Inc., Class A	4,969	268,674
Trex Co., Inc.(1)	1,110	154,656
UniFirst Corp.	239	44,569
Valvoline, Inc.	25,338	519,936
Visteon Corp.(1)	1,739	126,269
Woodward, Inc.	2,651	198,666

		$17,842,363

Total Common Stocks (identified cost $25,579,906)		$31,137,673

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Equity Funds — 0.8%
iShares MSCI EAFE Small-Cap ETF	1,946	$107,147
iShares Russell 2000 ETF	980	144,413

Total Exchange-Traded Funds (identified cost $267,895)		$251,560

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	555,488	$555,432

Total Short-Term Investments (identified cost $555,437)		$555,432

Total Investments — 99.8% (identified cost $26,403,238)		$31,944,665

Other Assets, Less Liabilities — 0.2%		$79,167

Net Assets — 100.0%		$32,023,832

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $1,026,749 or 3.2% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	20.5%	$6,574,274
Information Technology	14.5	4,655,974
Health Care	14.3	4,573,569
Consumer Discretionary	11.2	3,587,464
Financials	10.8	3,456,497
Real Estate	9.8	3,133,317
Materials	6.5	2,082,599
Consumer Staples	4.5	1,427,634
Utilities	3.3	1,061,978
Energy	1.2	375,158
Exchange-Traded Funds	0.8	251,560
Communication Services	0.6	209,209
Short-Term Investments	1.8	555,432

Total Investments	99.8%	$31,944,665

The Fund did not have any open derivative instruments at July 31, 2020.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $555,432, which represents 1.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$71,542	$8,357,994	$(7,874,204)	$105	$(5)	$555,432	$1,705	555,488

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$5,148,185		$—	$5,148,185
Developed Europe	363,879	6,806,936		—	7,170,815
Developed Middle East	—	128,794		—	128,794
North America	18,689,879	—		—	18,689,879
Total Common Stocks	$19,053,758	$12,083,915	*	$—	$31,137,673
Exchange-Traded Funds	$251,560	$—		$—	$251,560
Short-Term Investments	—	555,432		—	555,432
Total Investments	$19,305,318	$12,639,347		$—	$31,944,665

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.